TCW ETF TRUST

(the “Trust”)

TCW Transform 500 ETF (“VOTE”)

TCW Transform Systems ETF (“NETZ”)

TCW Transform Supply Chain ETF (“SUPP”)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated September 6, 2024

to the Prospectus and Statement of Additional Information (“SAI”)

of each Fund1

Molly Landes will not serve as a portfolio manager to the Funds after close of business on September 13, 2024. At that time, Eli Horton will continue to serve as the portfolio manager of NETZ and SUPP, and Keith Nguyen will be named to serve as the portfolio manager of VOTE. The following changes will be made to the Prospectus and SAI of each Fund effective close of business on September 13, 2024.

All references to Ms. Landes in the Prospectus and SAI of each Fund will be deleted.

The fourth paragraph on page 9 of VOTE’s Prospectus will be deleted in its entirety and replaced with the following:

Portfolio Manager: Keith Nguyen serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund. Mr. Nguyen has been a portfolio manager of the Fund since September 2024. Mr. Nguyen is Vice President, ETF Portfolio Manager at the Adviser.

The sixth paragraph on page 24 of VOTE’s Prospectus will be deleted in its entirety and replaced with the following:

Keith Nguyen serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Nguyen has been a portfolio manager of the Fund since September 2024. Mr. Nguyen is Vice President, ETF Portfolio Manager at the Adviser and is supported by and draws on the resources of the Adviser’s investment personnel, including its data science team and fundamental investment analysts in applying the Adviser’s total value framework.

The fourth paragraph on page 9 of NETZ’s Prospectus will be deleted in its entirety and replaced with the following:

Portfolio Manager: Eli Horton serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Horton has been a portfolio manager of the Fund since October 2022. Mr. Horton is a Managing Director and Senior Portfolio Manager at the Adviser.

The fifth and sixth paragraphs on page 23 of NETZ’s Prospectus will be deleted in their entirety and replaced with the following:

Eli Horton serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Horton is supported by and draws on the resources of the Adviser’s investment personnel, including its data science team and fundamental investment analysts in applying the Adviser’s total value framework.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in the Fund.

1 VOTE’s Prospectus is dated March 1, 2024, as supplemented on May 17, 2024. The Prospectus of each of NETZ and SUPP is dated March 1, 2024, as supplemented on and May 17, 2024 and June 13, 2024. VOTE’s SAI is dated March 1, 2024, as supplemented on March 12, 2024, March 13, 2024, May 3, 2024, May 17, 2024 and June 22, 2024. The SAI of each of NETZ and SUPP is dated March 1, 2024, as supplemented on March 12, 2024, March 13, 2024, May 3, 2024, May 17, 2024, June 13, 2024 and June 22, 2024. Each Fund is a series of the Trust.

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The fifth paragraph on page 8 of SUPP’s Prospectus will be deleted in its entirety and replaced with the following:

Portfolio Manager: Eli Horton serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund. Mr. Horton has been a portfolio manager of the Fund since its inception. Mr. Horton is a Managing Director and Senior Portfolio Manager at the Adviser.

The third and fourth paragraphs on page 22 of SUPP’s Prospectus will be deleted in their entirety and replaced with the following:

Eli Horton serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Horton is supported by and draws on the resources of the Adviser’s investment personnel, including its data science team and fundamental investment analysts in applying the Adviser’s total value framework.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in the Fund.

Shareholders of each Fund should retain this Supplement for future reference.

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